Advances to Suppliers - Third Parties and A Related Party, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advances To Suppliers - Third Parties and A Related Party, Net (Textual)
Impairment charges on advances to suppliers
Continuing operation [Member]
Advances To Suppliers - Third Parties and A Related Party, Net (Textual)
Impairment charges on advances to suppliers		(1,095)	$ 429
Discontinued operation [Member]
Advances To Suppliers - Third Parties and A Related Party, Net (Textual)
Impairment charges on advances to suppliers		$ 32,321	$ 310,991